Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme	12 Months Ended
	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2019 ₨ / shares $ / shares shares	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2017 ₨ / shares shares	Mar. 31, 2016 ₨ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	68,306,411	68,306,411	75,443,800	92,156,300	128,654,300
Weighted Average Exercise Price	₨ 1,365.97	₨ 1,365.97	₨ 1,050.22	₨ 904.97	₨ 840.19
Plan ''C''
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	680.00	₨ 9.83
Range of exercise price, Upper Range | (per share)	₨ 835.50	₨ 12.08
Number Of Shares Arising Out Of Options | shares	1,537,400	1,537,400
Weighted Average Remaining Life	10 months 13 days	10 months 13 days
Weighted Average Exercise Price	₨ 685.70	₨ 685.70
Plan ''D''
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 680.00	₨ 9.83
Number Of Shares Arising Out Of Options | shares	659,900	659,900
Weighted Average Remaining Life	11 months 19 days	11 months 19 days
Weighted Average Exercise Price	₨ 680.00	₨ 680.00
Plan "E"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price | $ / shares		₨ 9.83
Range of exercise price, Lower Range	₨ 680.00
Number Of Shares Arising Out Of Options | shares	2,498,700	2,498,700
Weighted Average Remaining Life	11 months 15 days	11 months 15 days
Weighted Average Exercise Price	₨ 680.00	₨ 680.00
Plan "F"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	835.50	₨ 12.08
Range of exercise price, Upper Range | (per share)	₨ 1,462.15	₨ 21.14
Number Of Shares Arising Out Of Options | shares	44,238,411	44,238,411
Weighted Average Remaining Life	2 years 8 months 15 days	2 years 8 months 15 days
Weighted Average Exercise Price	₨ 1,134.48	₨ 1,134.48
Plan "G"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	2,006.05	₨ 29.01
Range of exercise price, Upper Range | (per share)	₨ 2,090.45	₨ 30.23
Number Of Shares Arising Out Of Options | shares	19,372,000	19,372,000
Weighted Average Remaining Life	3 years 6 months 25 days	3 years 6 months 25 days
Weighted Average Exercise Price	₨ 2,060.45	₨ 2,060.45